Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets held for sale
Schedule of non current assets held for sale

	2021	2022

Foreclosed assets	773	1,429
Investment held for sale	—	1,586
	773	3,015

Schedule of changes in foreclosed assets

Foreclosed Assets

Balances at January 1, 2021	551
Additions	559
Disposals	(310)
Impairment losses	(27)
Balances at December 31, 2021	773
Additions	812
Disposals	(156)
Impairment losses	—
Balances at December 31, 2022	1,429